OTHER LONG-TERM LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other long-term liabilities:
Tax benefits on intra-group transfers of long-term assets	$ 9,022,000	$ 56,628,000
Pension obligations	40,097,000	37,584,000
Deferred credits from capital lease transactions	0	19,153,000
Guarantees issued to Golar Partners	23,265,000	0
Other	131,000	132,000
Other long-term liabilities	72,515,000	113,497,000
Cash paid for lease termination	6,000,000	6,000,000
Deferred credits from capital lease transactions:
Deferred credits from capital lease transactions, gross	0	24,691,000
Deferred credits from capital lease transactions, accumulated amortization	0	(4,911,000)
Deferred credits from capital lease transactions	0	19,780,000
Deferred credits from capital lease transactions, short-term	0	627,000
Deferred credits from capital lease transactions, amortization expense	600,000	600,000	3,900,000
Accrued expenses
Other long-term liabilities:
Liabilities in respect of the termination of Five Ship Leases	$ 12,000,000